Schedule of detailed information about trade and other receivables (Details) - CAD ($)	May 31, 2019	May 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 129,960	$ 217,054
GST recoverable	195,350	35,648
Prepaid expenses and deposits	343,864	127,719
Trade and other receivable	$ 669,174	$ 380,421